Financial Instruments - Summary of Categories of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 227,929	$ 3,117	₨ 213,087
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	64,108	877	76,279
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	104,195	1,425	178,055
Financial liabilities	10,617	146	6,581
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	607	8	607
Financial liabilities	2,633	36	2,472
At fair value [member] | Investments [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	63,183	864	75,975
At fair value [member] | Investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	101,861	1,393	170,602
At fair value [member] | Investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	500	7	500
At fair value [member] | Derivatives used for hedging [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives designated as hedging instruments - Derivatives financial assets	572	8	4,187
Financial assets	129	2	2,760
Derivatives designated as hedging instruments - Derivatives financial liabilities	2,618	36	947
Financial liabilities	933	13	464
At fair value [member] | Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	925	13	304
At fair value [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	107	1	107
At fair value [member] | Trade and other payable [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,633	36	2,472
At fair value [member] | Trade Payables [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,066	97	5,170
At fair value [member] | Trade and Other Receivable [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 1,633	$ 22	₨ 506